employee future benefits - Employer contributions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
employee future benefits
Undrawn letters of credit that secure obligations	$ 49	$ 115
Estimated contributions to defined benefit plans in 2023	$ 19